Other Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Liabilities, Noncurrent [Abstract]
Taxes payable	$ 363	$ 1,015
Other non-current liabilities	$ 363	$ 1,015